Summary of Significant Accounting Policies - Schedule of Reconciles Cash and Restricted Cash (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciles Cash and Restricted Cash [Abstract]
Cash	$ 286,000	$ 680,000		$ 753,000
Restricted Cash	3,930,000	3,930,000
Total	$ 4,216,000	$ 4,610,000	$ 285,000	$ 753,000	$ 346,000